Organization and Business Description (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Apr. 28, 2022	Dec. 31, 2021	May 25, 2021	Feb. 25, 2021	Feb. 10, 2021	Nov. 21, 2017
Organization and Business Description [Line Items]
Incorporation date	Oct. 11, 2022
Net revenue (in Dollars)	$ 62,751,271	$ 81,663,901
Offering cost (in Dollars)	3,472,759
Additional paid in capital (in Dollars)	$ 472,631
Net Revenue [Member]
Organization and Business Description [Line Items]
Net revenue (in Dollars)				$ 170,000,000
Ableview BVI [Member]
Organization and Business Description [Line Items]
Equity interests percentage									100.00%
Able View Global and Merger Sub [Member]
Organization and Business Description [Line Items]
Equity interests percentage	100.00%
Ableview Brands [Member]
Organization and Business Description [Line Items]
Equity interests percentage								100.00%
Ableview Management [Member]
Organization and Business Description [Line Items]
Equity interests percentage							100.00%
CSS HK [Member]
Organization and Business Description [Line Items]
Equity interests percentage						100.00%
Weitong [Member]
Organization and Business Description [Line Items]
Equity interests percentage										100.00%
Ableview Cayman [Member]
Organization and Business Description [Line Items]
Equity interests percentage					100.00%
Class A Ordinary Shares [Member]
Organization and Business Description [Line Items]
Shares issued	24,871,433			24,871,433
Shares outstanding	24,871,433			24,871,433
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Shares outstanding	24,871,433
Class A Ordinary Shares [Member] | Able View Global Inc [Member]
Organization and Business Description [Line Items]
Shares issued	24,871,433
Class A Ordinary Shares [Member] | Business Combination [Member]
Organization and Business Description [Line Items]
Shares issued	17,487,800
Class B Ordinary Shares [Member]
Organization and Business Description [Line Items]
Shares issued	16,766,549			17,247,383
Shares outstanding	16,766,549			17,247,383
Additional shares	1,600,000
Class B Ordinary Shares [Member] | Able View Global Inc [Member]
Organization and Business Description [Line Items]
Shares issued	17,487,800
Shares outstanding	17,487,800
Class B Ordinary Shares [Member] | Business Combination [Member]
Organization and Business Description [Line Items]
Shares outstanding	17,487,800
Forecast [Member]
Organization and Business Description [Line Items]
Additional shares			1,600,000
Net revenue (in Dollars)			$ 200,000,000